Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible notes payable
	December 31,
	2021	2020

$550k Note - July 2016	$—	$719,790
$50k Note - July 2016	—	71,611
$111k Note - May 2017	—	120,659
$357.5k Note - April 2019	—	424,290
	—	1,336,350
Less: unamortized discount	—	—
Convertible notes payable, net of original issue discount and debt discount	$—	$1,336,350

Schedule of interest expense and amortization of debt discount recognized on each convertible note outstanding
	Interest Expense		Amortization of Debt Discount
	Years Ended December 31,		Years Ended December 31,
	2021	2020	2021	2020

$550k Note - July 2016	$2,351	$62,775	$—	$—
$50k Note - July 2016	219	4,986	—	—
$111k Note - May 2017	333	(909)	—	—
$357.5k Note - April 2019	1,469	37,950	—	—
$154k Note - June 2019	—	46	—	1,093
$67.9k Note - July 2019	—	707	—	7,252
$67.9k Note II - July 2019	—	177	—	2,813
$78k Note III - July 2019	—	492	—	6,208
$230k Note - July 2019	—	3,041	—	58,527
$108.9k Note - August 2019	—	2,564	—	21,038
$142.5k Note - October 2019	—	12,882	—	92,663
$103k Note V - October 2019	—	2,653	—	29,143
$108.9k Note II - October 2019	—	3,970	—	33,205
$128.5k Note - October 2019	—	5,149	—	51,705
$103k Note VI - November 2019	—	3,527	—	39,450
$78.8k Note II - December 2019	—	3,344	—	27,111
$131.3k Note - January 2020	—	6,545	—	16,205
$78k Note IV - January 2020	—	3,975	—	14,955
$157.5k Note - March 2020	—	7,681	—	20,044
$157.5k Note II - April 2020	—	6,688	—	21,436
$135k Note - April 2020	—	5,585	—	17,718
$83k Note II - April 2020	—	3,752	—	13,767
$128k Note - April 2020	—	4,945	—	18,097

	$4,372	$182,525	$—	$492,430

Schedule of unamortized debt discount related to notes payable
	Change in Fair Value of Debt		Fair Value of Debt as of
	Years Ended December 31,		December 31,
	2021	2020	2021	2020

$550k Note - July 2016	$10,344	$171,780	$—	$719,790
$50k Note - July 2016	1,017	14,745	—	71,611
$111k Note - May 2017	1,706	18,812	—	120,659
$357.5k Note - April 2019	6,179	95,562	—	424,290

	$19,246	$300,899	$—	$1,336,350